Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Federal funds sold and interest-bearing deposits	$ 39	$ 44
FHLB stock	155	165
Securities:
Taxable	1,459	2,183
Tax-exempt	284	355
Total securities	1,743	2,538
Loans:
SBA loans	2,693	2,467
SBA 504 loans	1,414	1,676
Commercial loans	21,357	19,329
Residential mortgage loans	11,048	8,898
Consumer loans	3,202	2,301
Total loans	39,714	34,671
Total interest income	41,651	37,418
INTEREST EXPENSE
Interest-bearing demand deposits	438	430
Savings deposits	1,088	856
Time deposits	3,160	2,777
Borrowed funds and subordinated debentures	2,974	3,243
Total interest expense	7,660	7,306
Net interest income	33,991	30,112
Provision for loan losses	500	2,550
Net interest income after provision for loan losses	33,491	27,562
NONINTEREST INCOME
Branch fee income	1,520	1,469
Service and loan fee income	1,334	1,260
Gain on sale of SBA loans held for sale, net	1,204	975
Gain on sale of mortgage loans, net	2,336	1,139
BOLI income	380	559
Net security gains	28	433
Other income	927	844
Total noninterest income	7,729	6,679
NONINTEREST EXPENSE
Compensation and benefits	14,295	12,750
Occupancy	2,515	2,478
Processing and communications	2,461	2,461
Furniture and equipment	1,643	1,510
Professional services	942	748
Loan costs	759	780
OREO expenses	382	485
Deposit insurance	669	677
Advertising	1,030	998
Other expenses	2,156	1,801
Total noninterest expense	26,852	24,688
Income before provision for income taxes	14,368	9,553
Provision for income taxes	4,811	3,145
Net income	$ 9,557	$ 6,408
Net income per common share - Basic	$ 1.13	$ 0.82
Net income per common share - Diluted	$ 1.12	$ 0.81
Weighted average common shares outstanding - Basic	8,425	7,856
Weighted average common shares outstanding - Diluted	8,529	7,945